PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 102.8%
Common Stocks 56.4%
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	363,414	$58,211,654
DT Midstream, Inc.	372,633	20,573,068
Enbridge, Inc. (Canada)	113,402	4,676,478
EnLink Midstream LLC, UTS*	4,224,735	42,923,308
Equitrans Midstream Corp.	3,258,902	30,210,022
Kinder Morgan, Inc.	471,063	8,629,874
Kinetik Holdings, Inc.	415,083	15,304,110
New Fortress Energy, Inc.	135,268	7,757,620
ONEOK, Inc.	191,222	11,708,523
Pembina Pipeline Corp. (Canada)	349,216	12,334,309
Targa Resources Corp.	787,152	53,707,381
TC Energy Corp. (Canada)	51,987	2,505,240
Williams Cos., Inc. (The)	995,523	33,877,648

Total Common Stocks (cost $216,535,736)		302,419,235
Master Limited Partnerships 46.4%
Oil & Gas Storage & Transportation
Crestwood Equity Partners LP	353,207	9,416,498
DCP Midstream LP	524,697	19,948,980
Energy Transfer LP	5,257,462	61,564,880
Enterprise Products Partners LP	1,090,266	28,695,801
Hess Midstream LP (Class A Stock)	133,902	3,790,766
Magellan Midstream Partners LP	314,085	16,216,208
MPLX LP	766,345	24,998,174
Plains All American Pipeline LP	387,796	4,556,603
Plains GP Holdings LP (Class A Stock)*	3,474,054	41,619,167
Western Midstream Partners LP	1,359,773	38,223,219

Total Master Limited Partnerships (cost $178,075,062)		249,030,296

Total Long-Term Investments (cost $394,610,798)		551,449,531

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $7,865,503)	7,865,503	$7,865,503

TOTAL INVESTMENTS 104.3% (cost $402,476,301)		559,315,034
Liabilities in excess of other assets (4.3)%		(22,992,946)

Net Assets 100.0%		$536,322,088

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
UTS—Unit Trust Security

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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